Insider Trading Arrangements	12 Months Ended
Mar. 31, 2026
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement [Text Block]

Item 9B. Other Information

During the quarterly period ended March 31, 2026, no director or Section 16 officer adopted or terminated any Rule 10b5-1 trading arrangement or non-Rule 10b5-1 trading arrangement (in each case, as defined in Item 408(a) of Regulation S-K).

Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false